Revenue Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue Information [Abstract]
Revenue recognized	$ 664,504	$ 436,156	$ 625,463